Activities of the Company - Additional Information (Detail)	12 Months Ended
Dec. 31, 2022 shares
Disclosure of Parent Entity Information [line items]
Percentage of ownership	100.00%
Percentage of voting rights	100.00%
Series L Ordinary Shares
Disclosure of Parent Entity Information [line items]
Percentage of ownership	15.60%
Equivalent shares in ownership interest in joint venture	10
Series B Share
Disclosure of Parent Entity Information [line items]
Percentage of ownership	9.40%
Fomento Economico Mexicano S.A.B. de C.V.
Disclosure of Parent Entity Information [line items]
Percentage of ownership	47.20%
Percentage of voting rights	56.00%
The Coca-Cola Company
Disclosure of Parent Entity Information [line items]
Percentage of ownership	27.80%
Percentage of voting rights	32.90%